Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Cash	$ 241,835
Amounts of not covered by FDIC insurance	$ 0	0
Short-term investments maturities, description	All highly liquid short-term investments with original maturities of 90 days or less.
Cash on hand		$ 0		$ 0